SCHEDULE OF TOTAL ASSETS AND LIABILITIES BY REPORTABLE OPERATING SEGMENT (Details) - USD ($)	Jun. 30, 2024	Mar. 26, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Investment properties	$ 525,862,522		$ 514,172,281	$ 490,403,620	$ 449,036,633
Cash and cash equivalents	48,173,742	$ 1,121,150	35,242,363	14,884,417	14,988,112
Due from affiliates			9,463,164
Lease and other receivables, net	3,384,827		3,557,988
Receivable from the sale of investment properties - short term	5,751,931		4,072,391
Receivable from the sale of investment properties - long term			4,147,507
Prepaid construction costs	298,223		1,123,590
Prepaid income taxes	1,009,808		651,925
Other current assets	3,276,935		2,791,593
Tenant notes receivables - long term, net	5,565,780		6,002,315
Restricted cash equivalent	4,739,916		2,681,110
Property and equipment, net	329,868		354,437
Deferred tax asset	312,378		1,345,859
Other non-current assets	5,483,834		5,218,787
Total assets	604,189,764		590,825,310
Long-term debt	275,878,479		269,854,235	$ 227,671,760	209,326,775
Accounts payable and accrued expenses	10,544,627		13,127,502
Income tax payable	1,760,485		2,024,865
Retainage payable	1,558,684		1,737,805
Other current liabilities	790,547		959,539
Deferred tax liability	37,805,728		37,451,338
Security deposits	2,500,277		1,790,554
Other non-current liabilities	4,137,761		2,936,555
Total liabilities	334,976,588		329,882,393
Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment properties			514,172,281		449,036,633	$ 428,275,741	$ 364,307,039
Cash and cash equivalents			35,242,363		14,988,112	17,360,353	$ 15,458,803
Due from affiliates			9,463,164		8,798,945
Lease and other receivables, net			3,557,988		2,516,525
Receivable from the sale of investment properties - short term			4,072,391
Receivable from the sale of investment properties - long term			4,147,507
Prepaid construction costs			1,123,590		2,317,383
Other current assets			3,443,518		1,708,313
Tenant notes receivables - long term, net			6,002,315		6,796,584
Restricted cash equivalent			2,681,110		3,252,897
Property and equipment, net			354,437		427,719
Deferred tax asset			1,345,859		239,281
Other non-current assets			5,218,787		4,559,330
Total assets			590,825,310		497,618,869
Long-term debt			269,854,235		209,326,775	$ 188,719,114
Accounts payable and accrued expenses			13,127,502		8,591,922
Income tax payable			2,024,865		663,703
Retainage payable			1,737,805		3,001,433
Other current liabilities			959,539		54,983
Deferred tax liability			37,451,338		37,215,884
Security deposits			1,790,554		1,706,959
Other non-current liabilities			2,936,555		590,740
Total liabilities			329,882,393		263,552,399
Asset held for sale					2,977,147
Deposits for the sale of assets					2,400,000
Reportable segments [member] | COLOMBIA
IfrsStatementLineItems [Line Items]
Investment properties	129,074,360		131,057,446
Long-term debt	43,148,658		47,654,090
Reportable segments [member] | COLOMBIA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment properties			131,057,446		107,749,342
Long-term debt			47,654,090		55,260,326
Reportable segments [member] | PERU
IfrsStatementLineItems [Line Items]
Investment properties	139,293,029		127,350,614
Long-term debt	59,867,406		61,260,237
Reportable segments [member] | PERU | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment properties			127,350,614		105,121,058
Long-term debt			61,260,237		35,662,360
Reportable segments [member] | COSTA RICA
IfrsStatementLineItems [Line Items]
Investment properties	257,495,133		255,764,221
Long-term debt	$ 172,862,415		160,939,908
Reportable segments [member] | COSTA RICA | Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
Investment properties			255,764,221		236,166,233
Long-term debt			$ 160,939,908		$ 118,404,089